Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Other Liabilities Current [Abstract]
Schedule of Other Current Liabilities	Other current liabilities

	March 31, 2021	December 31, 2020
Sales tax payable	$217	$180
Contract liabilities	36	51
Other current liabilities	31	44

Total other current liabilities	$284	$275